Outstanding Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2014
Loans and Leases Receivable Disclosure [Abstract]
Schedule of Loans and Leases Outstanding
The following tables present total outstanding loans and leases and an aging analysis for the Corporation’s Consumer Real Estate, Credit Card and Other Consumer, and Commercial portfolio segments, by class of financing receivables, at December 31, 2014 and 2013.

	December 31, 2014
(Dollars in millions)	30-59 Days Past Due (1)	60-89 Days Past Due (1)	90 Days or More Past Due (2)	Total Past Due 30 Days or More	Total Current or Less Than 30 Days Past Due (3)	Purchased Credit-impaired (4)	Loans Accounted for Under the Fair Value Option	Total Outstandings
Consumer real estate
Core portfolio
Residential mortgage	$1,847	$700	$5,561	$8,108	$154,112			$162,220
Home equity	218	105	744	1,067	50,820			51,887
Legacy Assets & Servicing portfolio
Residential mortgage (5)	2,008	1,060	10,513	13,581	25,244	$15,152		53,977
Home equity	374	174	1,166	1,714	26,507	5,617		33,838
Credit card and other consumer
U.S. credit card	494	341	866	1,701	90,178			91,879
Non-U.S. credit card	49	39	95	183	10,282			10,465
Direct/Indirect consumer (6)	245	71	65	381	80,000			80,381
Other consumer (7)	11	2	2	15	1,831			1,846
Total consumer	5,246	2,492	19,012	26,750	438,974	20,769		486,493
Consumer loans accounted for under the fair value option (8)							$2,077	2,077
Total consumer loans and leases	5,246	2,492	19,012	26,750	438,974	20,769	2,077	488,570
Commercial
U.S. commercial	320	151	318	789	219,504			220,293
Commercial real estate (9)	138	16	288	442	47,240			47,682
Commercial lease financing	121	41	42	204	24,662			24,866
Non-U.S. commercial	5	4	—	9	80,074			80,083
U.S. small business commercial	88	45	94	227	13,066			13,293
Total commercial	672	257	742	1,671	384,546			386,217
Commercial loans accounted for under the fair value option (8)							6,604	6,604
Total commercial loans and leases	672	257	742	1,671	384,546		6,604	392,821
Total loans and leases	$5,918	$2,749	$19,754	$28,421	$823,520	$20,769	$8,681	$881,391
Percentage of outstandings	0.67%	0.31%	2.24%	3.22%	93.44%	2.36%	0.98%	100.00%

(1)
Consumer real estate loans 30-59 days past due includes fully-insured loans of $2.1 billion and nonperforming loans of $392 million. Consumer real estate loans 60-89 days past due includes fully-insured loans of $1.1 billion and nonperforming loans of $332 million.

(2)	Consumer real estate includes fully-insured loans of $11.4 billion.

(3)	Consumer real estate includes $3.6 billion and direct/indirect consumer includes $27 million of nonperforming loans.

(4)	PCI loan amounts are shown gross of the valuation allowance.

(5)	Total outstandings includes pay option loans of $3.2 billion. The Corporation no longer originates this product.

(6)
Total outstandings includes dealer financial services loans of $37.7 billion, unsecured consumer lending loans of $1.5 billion, U.S. securities-based lending loans of $35.8 billion, non-U.S. consumer loans of $4.0 billion, student loans of $632 million and other consumer loans of $761 million.

(7)	Total outstandings includes consumer finance loans of $676 million, consumer leases of $1.0 billion, consumer overdrafts of $162 million and other non-U.S. consumer loans of $3 million.

(8)
Consumer loans accounted for under the fair value option were residential mortgage loans of $1.9 billion and home equity loans of $196 million. Commercial loans accounted for under the fair value option were U.S. commercial loans of $1.9 billion and non-U.S. commercial loans of $4.7 billion. For additional information, see Note 20 – Fair Value Measurements and Note 21 – Fair Value Option.

(9)	Total outstandings includes U.S. commercial real estate loans of $45.2 billion and non-U.S. commercial real estate loans of $2.5 billion.

	December 31, 2013
(Dollars in millions)	30-59 Days Past Due (1)	60-89 Days Past Due (1)	90 Days or More Past Due (2)	Total Past Due 30 Days or More	Total Current or Less Than 30 Days Past Due (3)	Purchased Credit-impaired (4)	Loans Accounted for Under the Fair Value Option	Total Outstandings
Consumer real estate
Core portfolio
Residential mortgage	$2,151	$754	$7,188	$10,093	$167,243			$177,336
Home equity	243	113	693	1,049	53,450			54,499
Legacy Assets & Servicing portfolio
Residential mortgage (5)	2,758	1,412	16,746	20,916	31,142	$18,672		70,730
Home equity	444	221	1,292	1,957	30,623	6,593		39,173
Credit card and other consumer
U.S. credit card	598	422	1,053	2,073	90,265			92,338
Non-U.S. credit card	63	54	131	248	11,293			11,541
Direct/Indirect consumer (6)	431	175	410	1,016	81,176			82,192
Other consumer (7)	24	8	20	52	1,925			1,977
Total consumer	6,712	3,159	27,533	37,404	467,117	25,265		529,786
Consumer loans accounted for under the fair value option (8)							$2,164	2,164
Total consumer loans and leases	6,712	3,159	27,533	37,404	467,117	25,265	2,164	531,950
Commercial
U.S. commercial	363	151	309	823	211,734			212,557
Commercial real estate (9)	30	29	243	302	47,591			47,893
Commercial lease financing	110	37	48	195	25,004			25,199
Non-U.S. commercial	103	8	17	128	89,334			89,462
U.S. small business commercial	87	55	113	255	13,039			13,294
Total commercial	693	280	730	1,703	386,702			388,405
Commercial loans accounted for under the fair value option (8)							7,878	7,878
Total commercial loans and leases	693	280	730	1,703	386,702		7,878	396,283
Total loans and leases	$7,405	$3,439	$28,263	$39,107	$853,819	$25,265	$10,042	$928,233
Percentage of outstandings	0.80%	0.37%	3.04%	4.21%	91.99%	2.72%	1.08%	100.00%

(1)
Consumer real estate loans 30-59 days past due includes fully-insured loans of $2.5 billion and nonperforming loans of $623 million. Consumer real estate loans 60-89 days past due includes fully-insured loans of $1.2 billion and nonperforming loans of $410 million.

(2)	Consumer real estate includes fully-insured loans of $17.0 billion.

(3)	Consumer real estate includes $5.9 billion and direct/indirect consumer includes $33 million of nonperforming loans.

(4)	PCI loan amounts are shown gross of the valuation allowance.

(5)	Total outstandings includes pay option loans of $4.4 billion. The Corporation no longer originates this product.

(6)
Total outstandings includes dealer financial services loans of $38.5 billion, unsecured consumer lending loans of $2.7 billion, U.S. securities-based lending loans of $31.2 billion, non-U.S. consumer loans of $4.7 billion, student loans of $4.1 billion and other consumer loans of $1.0 billion.

(7)	Total outstandings includes consumer finance loans of $1.2 billion, consumer leases of $606 million, consumer overdrafts of $176 million and other non-U.S. consumer loans of $5 million.

(8)
Consumer loans accounted for under the fair value option were residential mortgage loans of $2.0 billion and home equity loans of $147 million. Commercial loans accounted for under the fair value option were U.S. commercial loans of $1.5 billion and non-U.S. commercial loans of $6.4 billion. For additional information, see Note 20 – Fair Value Measurements and Note 21 – Fair Value Option.

(9)	Total outstandings includes U.S. commercial real estate loans of $46.3 billion and non-U.S. commercial real estate loans of $1.6 billion.

Schedule of Financing Receivables, Non Accrual Status
The table below presents the Corporation’s nonperforming loans and leases including nonperforming TDRs, and loans accruing past due 90 days or more at December 31, 2014 and 2013. Nonperforming loans held-for-sale (LHFS) are excluded from nonperforming loans and leases as they are recorded at either fair value or the lower of cost or fair value. For more information on the criteria for classification as nonperforming, see Note 1 – Summary of Significant Accounting Principles.

Credit Quality

	December 31
	Nonperforming Loans and Leases (1)		Accruing Past Due 90 Days or More
(Dollars in millions)	2014	2013	2014	2013
Consumer real estate
Core portfolio
Residential mortgage (2)	$2,398	$3,316	$3,942	$5,137
Home equity	1,496	1,431	—	—
Legacy Assets & Servicing portfolio
Residential mortgage (2)	4,491	8,396	7,465	11,824
Home equity	2,405	2,644	—	—
Credit card and other consumer
U.S. credit card	n/a	n/a	866	1,053
Non-U.S. credit card	n/a	n/a	95	131
Direct/Indirect consumer	28	35	64	408
Other consumer	1	18	1	2
Total consumer	10,819	15,840	12,433	18,555
Commercial
U.S. commercial	701	819	110	47
Commercial real estate	321	322	3	21
Commercial lease financing	3	16	41	41
Non-U.S. commercial	1	64	—	17
U.S. small business commercial	87	88	67	78
Total commercial	1,113	1,309	221	204
Total loans and leases	$11,932	$17,149	$12,654	$18,759

(1)	Nonperforming loan balances do not include nonaccruing TDRs removed from the PCI loan portfolio prior to January 1, 2010 of $102 million and $260 million at December 31, 2014 and 2013.

(2)
Residential mortgage loans in the Core and Legacy Assets & Servicing portfolios accruing past due 90 days or more are fully-insured loans. At December 31, 2014 and 2013, residential mortgage includes $7.3 billion and $13.0 billion of loans on which interest has been curtailed by the FHA, and therefore are no longer accruing interest, although principal is still insured, and $4.1 billion and $4.0 billion of loans on which interest is still accruing.

n/a = not applicable

Financing Receivable Credit Quality Indicators
The following tables present certain credit quality indicators for the Corporation’s Consumer Real Estate, Credit Card and Other Consumer, and Commercial portfolio segments, by class of financing receivables, at December 31, 2014 and 2013.

Consumer Real Estate – Credit Quality Indicators (1)

	December 31, 2014
(Dollars in millions)	Core Portfolio Residential Mortgage (2)	Legacy Assets & Servicing Residential Mortgage (2)	Residential Mortgage PCI (3)	Core Portfolio Home Equity (2)	Legacy Assets & Servicing Home Equity (2)	Home Equity PCI
Refreshed LTV (4, 5)
Less than or equal to 90 percent	$100,255	$18,499	$9,972	$45,414	$17,453	$2,046
Greater than 90 percent but less than or equal to 100 percent	4,958	3,081	2,005	2,442	3,272	1,048
Greater than 100 percent	4,017	5,265	3,175	4,031	7,496	2,523
Fully-insured loans (6)	52,990	11,980	—	—	—	—
Total consumer real estate	$162,220	$38,825	$15,152	$51,887	$28,221	$5,617
Refreshed FICO score
Less than 620	$4,184	$6,313	$6,109	$2,169	$3,470	$864
Greater than or equal to 620 and less than 680	6,272	4,032	3,014	3,683	4,529	995
Greater than or equal to 680 and less than 740	21,946	6,463	3,310	10,231	7,905	1,651
Greater than or equal to 740	76,828	10,037	2,719	35,804	12,317	2,107
Fully-insured loans (6)	52,990	11,980	—	—	—	—
Total consumer real estate	$162,220	$38,825	$15,152	$51,887	$28,221	$5,617

(1)	Excludes $2.1 billion of loans accounted for under the fair value option.

(2)	Excludes PCI loans.

(3)	Includes $2.8 billion of pay option loans. The Corporation no longer originates this product.

(4)	Refreshed LTV percentages for PCI loans are calculated using the carrying value net of the related valuation allowance.

(5)
Effective December 31, 2014, with the exception of high-value properties, underlying values for LTV ratios are primarily determined using automated valuation models. For high-value properties, generally with an original value of $1 million or more, estimated property values are determined using the CoreLogic Case-Shiller Index. Prior-period values have been updated to reflect this change. Previously reported values were primarily determined through an index-based approach.

(6)	Credit quality indicators are not reported for fully-insured loans as principal repayment is insured.

Credit Card and Other Consumer – Credit Quality Indicators

	December 31, 2014
(Dollars in millions)	U.S. Credit Card	Non-U.S. Credit Card	Direct/Indirect Consumer	Other Consumer (1)
Refreshed FICO score
Less than 620	$4,467	$—	$1,296	$266
Greater than or equal to 620 and less than 680	12,177	—	1,892	227
Greater than or equal to 680 and less than 740	34,986	—	10,749	307
Greater than or equal to 740	40,249	—	25,279	881
Other internal credit metrics (2, 3, 4)	—	10,465	41,165	165
Total credit card and other consumer	$91,879	$10,465	$80,381	$1,846

(1)	Thirty-seven percent of the other consumer portfolio is associated with portfolios from certain consumer finance businesses that the Corporation previously exited.

(2)	Other internal credit metrics may include delinquency status, geography or other factors.

(3)
Direct/indirect consumer includes $39.7 billion of securities-based lending which is overcollateralized and therefore has minimal credit risk and $632 million of loans the Corporation no longer originates.

(4)
Non-U.S. credit card represents the U.K. credit card portfolio which is evaluated using internal credit metrics, including delinquency status. At December 31, 2014, 98 percent of this portfolio was current or less than 30 days past due, one percent was 30-89 days past due and one percent was 90 days or more past due.

Commercial – Credit Quality Indicators (1)

	December 31, 2014
(Dollars in millions)	U.S. Commercial	Commercial Real Estate	Commercial Lease Financing	Non-U.S. Commercial	U.S. Small Business Commercial (2)
Risk ratings
Pass rated	$213,839	$46,632	$23,832	$79,367	$751
Reservable criticized	6,454	1,050	1,034	716	182
Refreshed FICO score (3)
Less than 620					184
Greater than or equal to 620 and less than 680					529
Greater than or equal to 680 and less than 740					1,591
Greater than or equal to 740					2,910
Other internal credit metrics (3, 4)					7,146
Total commercial	$220,293	$47,682	$24,866	$80,083	$13,293

(1)	Excludes $6.6 billion of loans accounted for under the fair value option.

(2)
U.S. small business commercial includes $762 million of criticized business card and small business loans which are evaluated using refreshed FICO scores or internal credit metrics, including delinquency status, rather than risk ratings. At December 31, 2014, 98 percent of the balances where internal credit metrics are used was current or less than 30 days past due.

(3)	Refreshed FICO score and other internal credit metrics are applicable only to the U.S. small business commercial portfolio.

(4)	Other internal credit metrics may include delinquency status, application scores, geography or other factors.

Consumer Real Estate – Credit Quality Indicators (1)

	December 31, 2013
(Dollars in millions)	Core Portfolio Residential Mortgage (2)	Legacy Assets & Servicing Residential Mortgage (2)	Residential Mortgage PCI (3)	Core Portfolio Home Equity (2)	Legacy Assets & Servicing Home Equity (2)	Home Equity PCI
Refreshed LTV (4, 5)
Less than or equal to 90 percent	$94,255	$21,587	$10,605	$44,892	$17,006	$1,598
Greater than 90 percent but less than or equal to 100 percent	7,013	4,216	2,638	3,178	3,948	1,121
Greater than 100 percent	6,356	8,720	5,429	6,429	11,626	3,874
Fully-insured loans (6)	69,712	17,535	—	—	—	—
Total consumer real estate	$177,336	$52,058	$18,672	$54,499	$32,580	$6,593
Refreshed FICO score
Less than 620	$5,334	$9,955	$9,129	$2,415	$4,259	$1,045
Greater than or equal to 620 and less than 680	7,164	5,276	3,349	4,211	5,133	1,172
Greater than or equal to 680 and less than 740	22,617	7,639	3,211	11,726	9,143	1,936
Greater than or equal to 740	72,509	11,653	2,983	36,147	14,045	2,440
Fully-insured loans (6)	69,712	17,535	—	—	—	—
Total consumer real estate	$177,336	$52,058	$18,672	$54,499	$32,580	$6,593

(1)	Excludes $2.2 billion of loans accounted for under the fair value option.

(2)	Excludes PCI loans.

(3)	Includes $4.0 billion of pay option loans. The Corporation no longer originates this product.

(4)	Refreshed LTV percentages for PCI loans are calculated using the carrying value net of the related valuation allowance.

(5)
Effective December 31, 2014, with the exception of high-value properties, underlying values for LTV ratios are primarily determined using automated valuation models. For high-value properties, generally with an original value of $1 million or more, estimated property values are determined using the CoreLogic Case-Shiller Index. Prior-period values have been updated to reflect this change. Previously reported values were primarily determined through an index-based approach.

(6)	Credit quality indicators are not reported for fully-insured loans as principal repayment is insured.

Credit Card and Other Consumer – Credit Quality Indicators

	December 31, 2013
(Dollars in millions)	U.S. Credit Card	Non-U.S. Credit Card	Direct/Indirect Consumer	Other Consumer (1)
Refreshed FICO score
Less than 620	$4,989	$—	$1,220	$539
Greater than or equal to 620 and less than 680	12,753	—	3,345	264
Greater than or equal to 680 and less than 740	35,413	—	9,887	199
Greater than or equal to 740	39,183	—	26,220	188
Other internal credit metrics (2, 3, 4)	—	11,541	41,520	787
Total credit card and other consumer	$92,338	$11,541	$82,192	$1,977

(1)	Sixty percent of the other consumer portfolio is associated with portfolios from certain consumer finance businesses that the Corporation previously exited.

(2)	Other internal credit metrics may include delinquency status, geography or other factors.

(3)
Direct/indirect consumer includes $35.8 billion of securities-based lending which is overcollateralized and therefore has minimal credit risk and $4.1 billion of loans the Corporation no longer originates.

(4)
Non-U.S. credit card represents the U.K. credit card portfolio which is evaluated using internal credit metrics, including delinquency status. At December 31, 2013, 98 percent of this portfolio was current or less than 30 days past due, one percent was 30-89 days past due and one percent was 90 days or more past due.

Commercial – Credit Quality Indicators (1)

	December 31, 2013
(Dollars in millions)	U.S. Commercial	Commercial Real Estate	Commercial Lease Financing	Non-U.S. Commercial	U.S. Small Business Commercial (2)
Risk ratings
Pass rated	$205,416	$46,507	$24,211	$88,138	$1,191
Reservable criticized	7,141	1,386	988	1,324	346
Refreshed FICO score (3)
Less than 620					224
Greater than or equal to 620 and less than 680					534
Greater than or equal to 680 and less than 740					1,567
Greater than or equal to 740					2,779
Other internal credit metrics (3, 4)					6,653
Total commercial	$212,557	$47,893	$25,199	$89,462	$13,294

(1)	Excludes $7.9 billion of loans accounted for under the fair value option.

(2)
U.S. small business commercial includes $289 million of criticized business card and small business loans which are evaluated using refreshed FICO scores or internal credit metrics, including delinquency status, rather than risk ratings. At December 31, 2013, 99 percent of the balances where internal credit metrics are used was current or less than 30 days past due.

(3)	Refreshed FICO score and other internal credit metrics are applicable only to the U.S. small business commercial portfolio.

(4)	Other internal credit metrics may include delinquency status, application scores, geography or other factors.

Financing Receivable, Modifications [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period
The following table presents PCI loans acquired in connection with the 2013 settlement with FNMA.

Purchased Loans at Acquisition Date

(Dollars in millions)
Contractually required payments including interest	$8,274
Less: Nonaccretable difference	2,159
Cash flows expected to be collected (1)	6,115
Less: Accretable yield	1,125
Fair value of loans acquired	$4,990

(1)	Represents undiscounted expected principal and interest cash flows at acquisition.

Accretable Yield Activity
The table below shows activity for the accretable yield on PCI loans, which includes the Countrywide Financial Corporation (Countrywide) portfolio and loans repurchased in connection with the settlement with FNMA. For more information on the settlement with FNMA, see Note 7 – Representations and Warranties Obligations and Corporate Guarantees. The amount of accretable yield is affected by changes in credit outlooks, including metrics such as default rates and loss severities, prepayment speeds, which can change the amount and period of time over which interest payments are expected to be received, and the interest rates on variable rate loans. The reclassifications from nonaccretable difference during 2014 and 2013 were due to lower expected loss rates and a decrease in forecasted prepayment speeds. Changes in the prepayment assumption affect the expected remaining life of the portfolio which results in a change to the amount of future interest cash flows.

Rollforward of Accretable Yield

(Dollars in millions)
Accretable yield, January 1, 2013	$4,644
Accretion	(1,194)
Loans Purchased	1,125
Disposals/transfers	(361)
Reclassifications from nonaccretable difference	2,480
Accretable yield, December 31, 2013	6,694
Accretion	(1,061)
Disposals/transfers	(506)
Reclassifications from nonaccretable difference	481
Accretable yield, December 31, 2014	$5,608

Consumer real estate
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivables
The table below provides the unpaid principal balance, carrying value and related allowance at December 31, 2014 and 2013, and the average carrying value and interest income recognized for 2014, 2013 and 2012 for impaired loans in the Corporation’s Consumer Real Estate portfolio segment and includes primarily loans managed by LAS. Certain impaired consumer real estate loans do not have a related allowance as the current valuation of these impaired loans exceeded the carrying value, which is net of previously recorded charge-offs.

Impaired Loans – Consumer Real Estate

	December 31, 2014			December 31, 2013
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Related Allowance	Unpaid Principal Balance	Carrying Value	Related Allowance
With no recorded allowance
Residential mortgage	$19,710	$15,605	$—	$21,567	$16,450	$—
Home equity	3,540	1,630	—	3,249	1,385	—
With an allowance recorded
Residential mortgage	$7,861	$7,665	$531	$13,341	$12,862	$991
Home equity	852	728	196	893	761	240
Total
Residential mortgage	$27,571	$23,270	$531	$34,908	$29,312	$991
Home equity	4,392	2,358	196	4,142	2,146	240

	2014		2013		2012
	Average Carrying Value	Interest Income Recognized (1)	Average Carrying Value	Interest Income Recognized (1)	Average Carrying Value	Interest Income Recognized (1)
With no recorded allowance
Residential mortgage	$15,065	$490	$16,625	$621	$10,937	$366
Home equity	1,486	87	1,245	76	734	49
With an allowance recorded
Residential mortgage	$10,826	$411	$13,926	$616	$11,575	$423
Home equity	743	25	912	41	1,145	44
Total
Residential mortgage	$25,891	$901	$30,551	$1,237	$22,512	$789
Home equity	2,229	112	2,157	117	1,879	93

(1)
Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the principal is considered collectible.

Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings on Financing Receivables
The table below presents the carrying value of loans that entered into payment default during 2014, 2013 and 2012 that were modified in a TDR during the 12 months preceding payment default. Total carrying value includes loans with a carrying value of $2.0 billion, $2.4 billion and $667 million that entered into payment default during 2014, 2013 and 2012 but were no longer held by the Corporation as of December 31, 2014, 2013 and 2012 due to sales and other dispositions. A payment default for consumer real estate TDRs is recognized when a borrower has missed three monthly payments (not necessarily consecutively) since modification. Payment defaults on a trial modification where the borrower has not yet met the terms of the agreement are included in the table below if the borrower is 90 days or more past due three months after the offer to modify is made.

Consumer Real Estate – TDRs Entering Payment Default That Were Modified During the Preceding 12 Months

	2014
(Dollars in millions)	Residential Mortgage	Home Equity	Total Carrying Value (1)
Modifications under government programs	$696	$4	$700
Modifications under proprietary programs	714	12	726
Loans discharged in Chapter 7 bankruptcy (2)	481	70	551
Trial modifications	2,231	56	2,287
Total modifications	$4,122	$142	$4,264

	2013
Modifications under government programs	$454	$2	$456
Modifications under proprietary programs	1,117	4	1,121
Loans discharged in Chapter 7 bankruptcy (2)	964	30	994
Trial modifications	4,376	14	4,390
Total modifications	$6,911	$50	$6,961

	2012
Modifications under government programs	$202	$8	$210
Modifications under proprietary programs	942	14	956
Loans discharged in Chapter 7 bankruptcy (2)	1,228	53	1,281
Trial modifications	2,351	20	2,371
Total modifications	$4,723	$95	$4,818

(1)
Total carrying value includes loans with a carrying value of $2.0 billion, $2.4 billion and $667 million that entered into payment default during 2014, 2013 and 2012 but were no longer held by the Corporation as of December 31, 2014, 2013 and 2012 due to sales and other dispositions.

(2)	Includes loans discharged in Chapter 7 bankruptcy with no change in repayment terms that are classified as TDRs.
The table below presents the December 31, 2014, 2013 and 2012 carrying value for consumer real estate loans that were modified in a TDR during 2014, 2013 and 2012, by type of modification.

Consumer Real Estate – Modification Programs

	TDRs Entered into During 2014
(Dollars in millions)	Residential Mortgage	Home Equity	Total Carrying Value
Modifications under government programs
Contractual interest rate reduction	$643	$56	$699
Principal and/or interest forbearance	16	18	34
Other modifications (1)	98	1	99
Total modifications under government programs	757	75	832
Modifications under proprietary programs
Contractual interest rate reduction	244	22	266
Capitalization of past due amounts	71	2	73
Principal and/or interest forbearance	66	75	141
Other modifications (1)	40	47	87
Total modifications under proprietary programs	421	146	567
Trial modifications	3,421	182	3,603
Loans discharged in Chapter 7 bankruptcy (2)	521	189	710
Total modifications	$5,120	$592	$5,712

	TDRs Entered into During 2013
Modifications under government programs
Contractual interest rate reduction	$1,815	$48	$1,863
Principal and/or interest forbearance	35	24	59
Other modifications (1)	100	—	100
Total modifications under government programs	1,950	72	2,022
Modifications under proprietary programs
Contractual interest rate reduction	2,799	40	2,839
Capitalization of past due amounts	132	2	134
Principal and/or interest forbearance	469	17	486
Other modifications (1)	105	25	130
Total modifications under proprietary programs	3,505	84	3,589
Trial modifications	3,410	87	3,497
Loans discharged in Chapter 7 bankruptcy (2)	1,151	278	1,429
Total modifications	$10,016	$521	$10,537

	TDRs Entered into During 2012
Modifications under government programs
Contractual interest rate reduction	$642	$78	$720
Principal and/or interest forbearance	51	31	82
Other modifications (1)	37	1	38
Total modifications under government programs	730	110	840
Modifications under proprietary programs
Contractual interest rate reduction	3,350	44	3,394
Capitalization of past due amounts	144	—	144
Principal and/or interest forbearance	424	16	440
Other modifications (1)	97	21	118
Total modifications under proprietary programs	4,015	81	4,096
Trial modifications	4,547	69	4,616
Loans discharged in Chapter 7 bankruptcy (2)	2,936	598	3,534
Total modifications	$12,228	$858	$13,086

(1)	Includes other modifications such as term or payment extensions and repayment plans.

(2)	Includes loans discharged in Chapter 7 bankruptcy with no change in repayment terms that are classified as TDRs.
The following table presents the December 31, 2014, 2013 and 2012 unpaid principal balance, carrying value, and average pre- and post-modification interest rates on consumer real estate loans that were modified in TDRs during 2014, 2013 and 2012, and net charge-offs recorded during the period in which the modification occurred. The following Consumer Real Estate portfolio segment tables include loans that were initially classified as TDRs during the period and also loans that had previously been classified as TDRs and were modified again during the period. These TDRs are primarily managed by LAS.

Consumer Real Estate – TDRs Entered into During 2014, 2013 and 2012 (1)

	December 31, 2014				2014
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Pre-Modification Interest Rate	Post-Modification Interest Rate (2)	Net Charge-offs (3)
Residential mortgage	$5,940	$5,120	5.28%	4.93%	$72
Home equity	863	592	4.00	3.33	99
Total	$6,803	$5,712	5.12	4.73	$171

	December 31, 2013				2013
Residential mortgage	$11,233	$10,016	5.30%	4.27%	$235
Home equity	878	521	5.29	3.92	192
Total	$12,111	$10,537	5.30	4.24	$427

	December 31, 2012				2012
Residential mortgage	$15,088	$12,228	5.52%	4.70%	$523
Home equity	1,721	858	5.22	4.39	716
Total	$16,809	$13,086	5.49	4.66	$1,239

(1)
TDRs entered into during 2014 include modifications with principal forgiveness of $53 million related to residential mortgage and $1 million related to home equity. TDRs entered into during 2013 include residential mortgage modifications with principal forgiveness of $467 million. TDRs entered into during 2012 include modifications with principal forgiveness of $778 million related to residential mortgage and $9 million related to home equity.

(2)	The post-modification interest rate reflects the interest rate applicable only to permanently completed modifications, which exclude loans that are in a trial modification period.

(3)	Net charge-offs include amounts recorded on loans modified during the period that are no longer held by the Corporation at December 31, 2014, 2013 and 2012 due to sales and other dispositions.

Credit card and other consumer
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivables
The table below provides the unpaid principal balance, carrying value and related allowance at December 31, 2014 and 2013, and the average carrying value and interest income recognized for 2014, 2013 and 2012 on the Corporation’s renegotiated TDR portfolio in the Credit Card and Other Consumer portfolio segment.

Impaired Loans – Credit Card and Other Consumer – Renegotiated TDRs

	December 31, 2014			December 31, 2013
(Dollars in millions)	Unpaid Principal Balance	Carrying Value (1)	Related Allowance	Unpaid Principal Balance	Carrying Value (1)	Related Allowance
With no recorded allowance
Direct/Indirect consumer	$59	$25	$—	$75	$32	$—
Other consumer	—	—	—	34	34	—
With an allowance recorded
U.S. credit card	$804	$856	$207	$1,384	$1,465	$337
Non-U.S. credit card	132	168	108	200	240	149
Direct/Indirect consumer	76	92	24	242	282	84
Other consumer	—	—	—	27	26	9
Total
U.S. credit card	$804	$856	$207	$1,384	$1,465	$337
Non-U.S. credit card	132	168	108	200	240	149
Direct/Indirect consumer	135	117	24	317	314	84
Other consumer	—	—	—	61	60	9

	2014		2013		2012
	Average Carrying Value	Interest Income Recognized (2)	Average Carrying Value	Interest Income Recognized (2)	Average Carrying Value	Interest Income Recognized (2)
With no recorded allowance
Direct/Indirect consumer	$27	$—	$42	$—	$58	$—
Other consumer	33	2	34	2	35	2
With an allowance recorded
U.S. credit card	$1,148	$71	$2,144	$134	$4,085	$253
Non-U.S. credit card	210	6	266	7	464	10
Direct/Indirect consumer	180	9	456	24	929	50
Other consumer	23	1	28	2	29	2
Total
U.S. credit card	$1,148	$71	$2,144	$134	$4,085	$253
Non-U.S. credit card	210	6	266	7	464	10
Direct/Indirect consumer	207	9	498	24	987	50
Other consumer	56	3	62	4	64	4

(1)	Includes accrued interest and fees.

(2)
Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the principal is considered collectible.

Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings on Financing Receivables
The table below provides information on the Corporation’s renegotiated TDR portfolio including the December 31, 2014, 2013 and 2012 unpaid principal balance, carrying value and average pre- and post-modification interest rates of loans that were modified in TDRs during 2014, 2013 and 2012, and net charge-offs recorded during the period in which the modification occurred.

Credit Card and Other Consumer – Renegotiated TDRs Entered into During 2014, 2013 and 2012

	December 31, 2014				2014
(Dollars in millions)	Unpaid Principal Balance	Carrying Value (1)	Pre-Modification Interest Rate	Post-Modification Interest Rate	Net Charge-offs
U.S. credit card	$276	$301	16.64%	5.15%	$37
Non-U.S. credit card	91	106	24.90	0.68	91
Direct/Indirect consumer	27	19	8.66	4.90	14
Total	$394	$426	18.32	4.03	$142

	December 31, 2013				2013
U.S. credit card	$299	$329	16.84%	5.84%	$30
Non-U.S. credit card	134	147	25.90	0.95	138
Direct/Indirect consumer	47	38	11.53	4.74	15
Other consumer	8	8	9.28	5.25	—
Total	$488	$522	18.89	4.37	$183

	December 31, 2012				2012
U.S. credit card	$396	$400	17.59%	6.36%	$45
Non-U.S. credit card	196	206	26.19	1.15	190
Direct/Indirect consumer	160	113	9.59	5.72	52
Other consumer	9	9	9.97	6.44	—
Total	$761	$728	18.68	4.79	$287

(1)	Includes accrued interest and fees.
The table below provides information on the Corporation’s primary modification programs for the renegotiated TDR portfolio for loans that were modified in TDRs during 2014, 2013 and 2012.

Credit Card and Other Consumer – Renegotiated TDRs Entered into During the Period by Program Type

	2014
(Dollars in millions)	Internal Programs	External Programs	Other (1)	Total
U.S. credit card	$196	$105	$—	$301
Non-U.S. credit card	6	6	94	106
Direct/Indirect consumer	4	2	13	19
Total renegotiated TDRs	$206	$113	$107	$426

	2013
U.S. credit card	$192	$137	$—	$329
Non-U.S. credit card	16	9	122	147
Direct/Indirect consumer	15	8	15	38
Other consumer	8	—	—	8
Total renegotiated TDRs	$231	$154	$137	$522

	2012
U.S. credit card	$248	$152	$—	$400
Non-U.S. credit card	38	14	154	206
Direct/Indirect consumer	36	19	58	113
Other consumer	9	—	—	9
Total renegotiated TDRs	$331	$185	$212	$728

(1)	Other TDRs for non-U.S. credit card include modifications of accounts that are ineligible for a fixed payment plan.
The table below provides information on the Corporation’s primary modification programs for the renegotiated TDR portfolio at December 31, 2014 and 2013.

Credit Card and Other Consumer – Renegotiated TDRs by Program Type

	December 31
	Internal Programs		External Programs		Other (1)		Total		Percent of Balances Current or Less Than 30 Days Past Due
(Dollars in millions)	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013
U.S. credit card	$450	$842	$397	$607	$9	$16	$856	$1,465	84.99%	82.77%
Non-U.S. credit card	41	71	16	26	111	143	168	240	47.56	49.01
Direct/Indirect consumer	50	170	34	106	33	38	117	314	85.21	84.29
Other consumer	—	60	—	—	—	—	—	60	—	71.08
Total renegotiated TDRs	$541	$1,143	$447	$739	$153	$197	$1,141	$2,079	79.51	78.77

(1)	Other TDRs for non-U.S. credit card include modifications of accounts that are ineligible for a fixed payment plan.

Commercial Portfolio Segment
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivables
The table below provides the unpaid principal balance, carrying value and related allowance at December 31, 2014 and 2013, and the average carrying value and interest income recognized for 2014, 2013 and 2012 for impaired loans in the Corporation’s Commercial loan portfolio segment. Certain impaired commercial loans do not have a related allowance as the valuation of these impaired loans exceeded the carrying value, which is net of previously recorded charge-offs.

Impaired Loans – Commercial

	December 31, 2014			December 31, 2013
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Related Allowance	Unpaid Principal Balance	Carrying Value	Related Allowance
With no recorded allowance
U.S. commercial	$668	$650	$—	$609	$577	$—
Commercial real estate	60	48	—	254	228	—
Non-U.S. commercial	—	—	—	10	10	—
With an allowance recorded
U.S. commercial	$1,139	$839	$75	$1,581	$1,262	$164
Commercial real estate	678	495	48	1,066	731	61
Non-U.S. commercial	47	44	1	254	64	16
U.S. small business commercial (1)	133	122	35	186	176	36
Total
U.S. commercial	$1,807	$1,489	$75	$2,190	$1,839	$164
Commercial real estate	738	543	48	1,320	959	61
Non-U.S. commercial	47	44	1	264	74	16
U.S. small business commercial (1)	133	122	35	186	176	36

	2014		2013		2012
	Average Carrying Value	Interest Income Recognized (2)	Average Carrying Value	Interest Income Recognized (2)	Average Carrying Value	Interest Income Recognized (2)
With no recorded allowance
U.S. commercial	$546	$12	$442	$6	$588	$9
Commercial real estate	166	3	269	3	1,119	3
Non-U.S. commercial	15	—	28	—	104	—
With an allowance recorded
U.S. commercial	$1,198	$51	$1,553	$47	$2,104	$55
Commercial real estate	632	16	1,148	28	2,126	29
Non-U.S. commercial	52	3	109	5	77	4
U.S. small business commercial (1)	151	3	236	6	409	13
Total
U.S. commercial	$1,744	$63	$1,995	$53	$2,692	$64
Commercial real estate	798	19	1,417	31	3,245	32
Non-U.S. commercial	67	3	137	5	181	4
U.S. small business commercial (1)	151	3	236	6	409	13

(1)	Includes U.S. small business commercial renegotiated TDR loans and related allowance.

(2)
Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the principal is considered collectible.

Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings on Financing Receivables
The table below presents the December 31, 2014, 2013 and 2012 unpaid principal balance and carrying value of commercial loans that were modified as TDRs during 2014, 2013 and 2012, and net charge-offs recorded during the period in which the modification occurred. The table below includes loans that were initially classified as TDRs during the period and also loans that had previously been classified as TDRs and were modified again during the period.

Commercial – TDRs Entered into During 2014, 2013 and 2012

	December 31, 2014		2014
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Net Charge-offs
U.S. commercial	$818	$785	$49
Commercial real estate	346	346	8
Non-U.S. commercial	44	43	—
U.S. small business commercial (1)	3	3	—
Total	$1,211	$1,177	$57

	December 31, 2013		2013
U.S. commercial	$926	$910	$33
Commercial real estate	483	425	3
Non-U.S. commercial	61	44	7
U.S. small business commercial (1)	8	9	1
Total	$1,478	$1,388	$44

	December 31, 2012		2012
U.S. commercial	$590	$558	$34
Commercial real estate	793	721	20
Non-U.S. commercial	90	89	1
U.S. small business commercial (1)	22	22	5
Total	$1,495	$1,390	$60

(1)	U.S. small business commercial TDRs are comprised of renegotiated small business card loans.